Redeemable Noncontrolling Interests - Schedule of Movement in Carrying Value of Redeemable Noncontrolling Interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance	¥ 0	$ 0
Issuance of subsidiary shares	100,000	14,364
Accretion of redeemable noncontrolling interests	1,542	222	¥ 0	¥ 0
Balance	¥ 101,542	$ 14,586	¥ 0